Other Consolidated Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Other Consolidated Balance Sheet Components [Abstract]
Prepaid insurance	$ 3.8	$ 0.9
Other prepaid expenses	6.4	5.2
Agent and employee loan receivables	0.7	0.5
Deferred IPO-related costs		2.0
Other current assets	0.1	0.2
Total prepaid expenses and other current assets	$ 11.0	$ 8.8